FINANCIAL RISK MANAGEMENT - CURRENCY RISK - Schedule of unrealized gains/(losses) included in accumulated other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges	$ (76.5)	$ 37.8	$ (9.4)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges	0.0	0.0	0.6
Cash flow hedges | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges	(42.8)	20.7	(11.6)
Cash flow hedges | Cost of sales | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges	(1.5)	1.1	18.2
Cash flow hedges | Foreign currency exchange gains/(losses), net & other finance costs | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges	(8.1)	1.6	0.0
Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Cross-currency swaps designated as net investment hedges	$ 1.2	$ (1.0)	$ 0.0